Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,625,254	$ 461,822	$ 2,676,693
Less: Allowance for credit losses	(43,402)	(5,529)	(120,620)
Accounts receivable, net	$ 3,581,852	$ 456,293	$ 2,556,073